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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21734

Registrant Name:	PIMCO Global StocksPLUS® & Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	March 31, 2010

Date of Reporting Period:	December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments
December 31, 2009 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

MORTGAGE-BACKED SECURITIES—65.8%
$676	American Home Mortgage Assets, 1.552%, 11/25/46, CMO, FRN	Caa1/BB-	$317,825
	Banc of America Commercial Mortgage, Inc., CMO, VRN (k),
2,000	5.333%, 3/11/41 (a)(d)	NR/BBB+	1,137,236
2,600	5.889%, 7/10/44	NR/A+	2,371,802
	Banc of America Funding Corp., CMO, FRN,
449	0.457%, 7/20/36	Ba1/AAA	280,349
3,333	5.75%, 3/20/36	Caa1/B	2,252,411
3,000	Banc of America Large Loan, Inc., 0.983%, 8/15/29, CMO, FRN (a)(d)(k)	Aaa/AA	1,838,513
	Banc of America Mortgage Securities, Inc., CMO,
473	4.444%, 2/25/35, FRN	Ba1/NR	363,398
479	6.00%, 7/25/46	Baa3/B+	434,148
3,000	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(d)(g)(k)	Aaa/NR	1,873,539
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
1,862	4.371%, 2/25/34 (k)	Aa3/AA	1,576,975
2,794	5.937%, 8/25/47	NR/B	1,830,542
	Bear Stearns Alt-A Trust, CMO, VRN,
921	3.163%, 4/25/35 (k)	Aa2/AA+	624,633
305	5.126%, 11/25/34	Aa1/AAA	257,763
441	5.378%, 9/25/35	Ba1/AA-	295,865
	Bear Stearns Commercial Mortgage Securities, CMO, VRN,
1,000	5.694%, 6/11/50 (k)	NR/A+	877,971
1,000	5.703%, 2/11/41 (a)(d)	NR/BBB-	453,009
	Bear Stearns Structured Products, Inc., CMO, VRN,
722	5.630%, 1/26/36	B2/A+	446,040
748	5.686%, 12/26/46	Caa1/CCC	423,728
1,747	CBA Commercial Small Balance Commercial Mortgage, 5.54%, 1/25/39, CMO (a)(d)(g)	A2/BBB-	972,240
1,463	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (a)(d)(g)	NR/A+	1,309,960
1,600	Chase Commercial Mortgage Securities Corp., 6.65%, 7/15/32, CMO (a)(d)	Ba3/NR	1,311,532
217	Citigroup Mortgage Loan Trust, Inc., 4.248%, 8/25/35, CMO, FRN	A3/AAA	193,069
1,015	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.224%, 7/15/44, CMO, VRN	Aa2/AA	565,981
	Countrywide Alternative Loan Trust, CMO,
1,944	0.443%, 5/20/46, FRN	Ba1/CCC	944,943
2,391	0.566%, 10/25/35, FRN	Ba2/CCC	1,250,947
4,756	0.586%, 5/25/36, FRN	B3/CCC	2,686,558
1,639	5.50%, 8/25/34	NR/AAA	886,054
83	5.50%, 2/25/36	B3/CCC	45,529
2,034	5.50%, 3/25/36	B3/NR	1,474,375
781	5.888%, 2/25/37, VRN	NR/CCC	534,816
245	6.25%, 9/25/34	A1/AAA	206,313
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,946	0.556%, 3/25/35, FRN (k)	A1/AAA	1,185,135
333	0.626%, 2/25/35, FRN	Ba1/BBB	113,509
1,896	5.320%, 10/20/35, VRN (k)	Ba3/B	1,286,031
402	6.00%, 3/25/36	NR/B-	84,041
2,600	Credit Suisse First Boston Mortgage Securities Corp., 5.745%, 12/15/36, CMO, VRN (a)(d)(k)	NR/BBB+	1,632,901
	Credit Suisse Mortgage Capital Certificates, CMO,
1,100	0.403%, 10/15/21, FRN (a)(d)	Aa1/AAA	848,604
1,900	5.467%, 9/15/39 (k)	Aaa/AAA	1,631,938
64	6.00%, 11/25/36	B1/NR	52,750

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments
December 31, 2009 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

$373	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 5.00%, 10/25/18, CMO	Aaa/AAA	$360,445
1,253	First Horizon Alternative Mortgage Securities, 6.194%, 2/25/36, CMO, FRN	Ca/CC	70,972
	First Horizon Asset Securities, Inc., CMO, FRN,
2,335	5.121%, 6/25/35 (k)	NR/AAA	1,965,571
2,908	5.470%, 1/25/37	NR/CCC	2,092,454
	GE Capital Commercial Mortgage Corp., CMO, VRN,
1,000	5.112%, 7/10/45 (a)(d)	NR/BB	313,283
1,000	5.128%, 5/10/43	NR/BB	485,358
621	GMAC Mortgage Corp. Loan Trust, 4.531%, 6/25/34, CMO, FRN	NR/AAA	500,368
	GSR Mortgage Loan Trust, CMO,
509	3.336%, 9/25/35, FRN	NR/AAA	441,815
898	5.50%, 6/25/36	NR/B-	788,647
	Harborview Mortgage Loan Trust, CMO, FRN,
52	0.531%, 4/19/34	Aaa/AAA	46,260
2,852	1.231%, 11/25/47	Baa3/B-	1,487,997
309	2.538%, 11/19/34	Ba1/B+	167,316
5	Impac CMB Trust, 0.876%, 10/25/33, CMO, FRN	A1/A	2,831
4,138	Indymac Index Mortgage Loan Trust, 0.506%, 6/25/37, CMO, FRN	Caa1/BB-	887,294
¥106,336	JLOC Ltd., 0.575%, 2/15/16, CMO, FRN (a)(d)	Aaa/AAA	794,565
$1,440	JPMorgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/CCC	1,004,473
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO (a)(d),
2,000	0.683%, 7/15/19, FRN (k)	Aa2/NR	1,435,015
1,500	5.293%, 5/15/41, VRN	Baa1/NR	832,586
	JPMorgan Mortgage Trust, CMO,
2,528	4.959%, 8/25/35, FRN (k)	NR/BB	2,053,979
592	4.786%, 4/25/37, VRN	B1/B-	325,348
2,880	5.768%, 8/25/36, VRN	B3/NR	2,042,468
1,840	Luminent Mortgage Trust, 0.431%, 10/25/46, CMO, FRN	Ba1/A+	992,014
532	MASTR Adjustable Rate Mortgage Trust, 4.099%, 10/25/34, CMO, VRN	NR/A	414,336
194	Mellon Residential Funding Corp., 0.719%, 6/15/30, CMO, FRN	Aaa/AAA	163,780
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 8/12/48, CMO (k)	Aa2/A	786,789
497	MLCC Mortgage Investors, Inc., 4.25%, 10/25/35, CMO, FRN	A1/AAA	431,935
	Morgan Stanley Capital I, CMO,
500	5.207%, 11/14/42, VRN	A1/A+	272,808
100	5.379%, 8/13/42, VRN (a)(d)	NR/A-	41,883
1,000	5.569%, 12/15/44 (k)	NR/A+	820,222
1,300	5.809%, 12/12/49 (k)	NR/A+	1,110,952
392	Morgan Stanley Mortgage Loan Trust, 3.386%, 10/25/34, CMO, VRN	Baa1/A+	305,703
3,000	RBSCF Trust, 6.068%, 2/17/51, CMO, VRN (a)(d)(g)(k)	NR/NR	1,616,220
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
607	1.636%, 5/25/35, FRN	B3/CCC	265,208
296	5.624%, 9/25/35, VRN	Ba1/BBB	210,513
781	Structured Asset Mortgage Investments, Inc., 0.511%, 2/25/36, CMO, FRN	Ba3/CCC	424,394
	Wachovia Bank Commercial Mortgage Trust, CMO,
2,000	0.353%, 9/15/21, FRN (a)(d)(k)	A1/A+	1,361,619
1,020	4.982%, 2/15/35 (a)(d)	NR/BBB	591,486
1,500	5.359%, 1/15/41, VRN (a)(d)	Baa2/BBB	600,159
725	5.509%, 4/15/47	Aaa/BBB+	583,649
2,500	5.902%, 2/15/51, VRN (k)	Aaa/BBB	2,014,147

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments
December 31, 2009 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	WaMu Mortgage Pass Through Certificates, CMO, FRN,
$316	0.521%, 7/25/45	Aaa/AAA	$231,362
1,936	0.521%, 10/25/45 (k)	Aa2/AAA	1,389,356
2,065	0.551%, 7/25/45 (k)	Aaa/AAA	1,533,043
275	1.274%, 1/25/47	Caa1/CCC	167,755
4,907	Washington Mutual Alternative Mortgage Pass Through Certificates, 1.314%, 4/25/47, CMO, FRN	Ca/CC	1,220,113
1,280	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.50%, 7/25/35, CMO	Baa3/AAA	756,538
	Wells Fargo Mortgage Backed Securities Trust, CMO,
1,332	5.312%, 5/25/35, FRN	B3/AAA	1,141,854
310	5.50%, 1/25/36	Ba1/NR	272,538

	Total Mortgage-Backed Securities (cost—$72,983,893)		74,692,394

CORPORATE BONDS & NOTES—64.7%
Airlines—4.6%
1,000	American Airlines, Inc., 10.50%, 10/15/12 (a)(d)(k)	B2/B	1,050,000
1,359	Northwest Airlines, Inc., 1.019%, 5/20/14, FRN (MBIA) (k)	Baa2/BBB-	1,141,589
1,000	United Air Lines, Inc., 10.40%, 5/1/18 (k)	Ba1/BBB	1,053,750
2,276	United Air Lines Pass Through Trust, 6.636%, 1/2/24 (k)	Ba1/BB+	1,934,284

			5,179,623

Automotive—0.1%
100	Tenneco, Inc., 8.625%, 11/15/14 (k)	Caa2/CCC	101,375

Banking—4.8%
1,600	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(h)(k)	Aa2/AA-	1,956,224
2,000	Regions Financial Corp., 7.75%, 11/10/14 (k)	Baa3/BBB	1,974,402
1,500	UBS AG, 5.875%, 12/20/17 (k)	Aa3/A+	1,543,976

			5,474,602

Financial Services—28.2%
2,700	C10 Capital SPV Ltd., 6.722%, 12/31/16 (h)	NR/B-	1,908,071
	CIT Group, Inc.,
302	7.00%, 5/1/13	NR/NR	284,261
453	7.00%, 5/1/14	NR/NR	422,423
454	7.00%, 5/1/15	NR/NR	408,247
756	7.00%, 5/1/16	NR/NR	669,072
1,058	7.00%, 5/1/17	NR/NR	923,473
1,200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37) (k)	Baa3/B+	1,161,000
	Ford Motor Credit Co. LLC (k),
2,120	3.034%, 1/13/12, FRN	B3/B-	1,974,250
3,000	5.504%, 6/15/11, FRN	B3/B-	2,973,750
1,300	7.25%, 10/25/11	B3/B-	1,313,408
1,000	7.375%, 2/1/11	B3/B-	1,020,646
2,300	7.50%, 8/1/12	B3/B-	2,320,790
400	8.00%, 6/1/14	B3/B-	411,092
3,850	8.00%, 12/15/16	B3/B-	3,860,179
€4,600	General Electric Capital Corp., 4.625%, 9/15/66, (converts to FRN on 9/15/16) (a)(d)	Aa3/A+	5,015,883

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments
December 31, 2009 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

Financial Services (continued)
	International Lease Finance Corp. (k),
$2,100	4.95%, 2/1/11	B1/BBB+	$1,944,149
3,000	6.625%, 11/15/13	B1/BBB+	2,416,893
2,000	Osiris Capital PLC, 5.284%, 7/15/12, FRN (a)(b)(d)(l) (acquisition cost-$2,000,000; purchased 11/2/06)	Ba1/BB+	1,999,920
1,000	SLM Corp., 8.45%, 6/15/18 (k)	Ba1/BBB-	988,217

			32,015,724

Food & Staples Retailing—2.2%
2,709	CVS Pass-Through Trust, 5.88%, 1/10/28 (k)	Baa2/BBB+	2,541,019

Healthcare & Hospitals—4.8%
3,000	Biomet, Inc., 11.625%, 10/15/17	Caa1/B-	3,330,000
2,000	HCA, Inc., 9.25%, 11/15/16 (k)	B2/BB-	2,152,500

			5,482,500

Insurance—6.9%
	American International Group, Inc. (k),
4,500	0.394%, 10/18/11, FRN	A3/A-	4,070,340
4,565	5.60%, 10/18/16	A3/A-	3,782,778

			7,853,118

Materials & Processing—2.1%
2,000	Teck Resources Ltd., 10.25%, 5/15/16 (k)	Ba2/BB+	2,340,000

Oil & Gas—5.7%
3,000	Kinder Morgan Energy Partners L.P., 6.50%, 9/1/39 (k)	Baa2/BBB	3,033,390
3,000	Quicksilver Resources, Inc., 11.75%, 1/1/16	B2/B	3,420,000

			6,453,390

Retail—2.4%
3,000	New Albertson’s, Inc., 8.00%, 5/1/31 (k)	Ba3/B+	2,737,500

Telecommunications—1.9%
2,000	Wind Acquisition Finance S.A., 11.75%, 7/15/17 (a)(d)(k)	B2/B+	2,195,000

Transportation—1.0%
1,075	Navios Maritime Holdings, Inc., 8.875%, 11/1/17 (a)(d)	Ba3/BB-	1,122,031

	Total Corporate Bonds & Notes (cost—$69,895,328)		73,495,882

U.S. GOVERNMENT AGENCY SECURITIES—63.7%
	Fannie Mae—62.9%
3,124	4.50%, 8/1/39, MBS (k)	Aaa/AAA	3,122,582
2,862	4.50%, 10/1/39, MBS (k)	Aaa/AAA	2,860,205
11,563	6.00%, 8/1/34, MBS (k)	Aaa/AAA	12,334,126
2,438	6.00%, 11/1/34, MBS (k)	Aaa/AAA	2,600,371
3,899	6.00%, 12/1/34, MBS (k)	Aaa/AAA	4,159,413
2,748	6.00%, 11/1/36, MBS (k)	Aaa/AAA	2,919,116
986	6.00%, 12/1/37, MBS (k)	Aaa/AAA	1,045,746
1,193	6.00%, 3/1/38, MBS (k)	Aaa/AAA	1,265,479
32	6.00%, 6/1/38, MBS (k)	Aaa/AAA	33,668
1,382	6.00%, 7/1/38, MBS (k)	Aaa/AAA	1,465,473
5,435	6.00%, 8/1/38, MBS (k)	Aaa/AAA	5,763,325
13,952	6.00%, 9/1/38, MBS (k)	Aaa/AAA	14,793,431

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments
December 31, 2009 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

$4,569	6.00%, 10/1/38, MBS (k)	Aaa/AAA	$4,844,809
2,399	6.00%, 11/1/38, MBS (k)	Aaa/AAA	2,543,521
335	6.00%, 12/1/38, MBS (k)	Aaa/AAA	355,194
8,900	6.00%, 1/1/39, MBS (k)	Aaa/AAA	9,436,678
183	6.00%, 2/1/39, MBS (k)	Aaa/AAA	193,710
179	7.00%, 12/25/23, CMO (k)	Aaa/AAA	198,600
119	7.50%, 6/1/32, MBS (k)	Aaa/AAA	130,568
72	7.80%, 6/25/26, ABS, VRN	Aaa/AAA	74,739
282	10.145%, 12/25/42, CMO, VRN (k)	Aaa/AAA	306,100
838	13.85%, 8/25/22, CMO, FRN (b)(d)(k)	Aaa/AAA	936,405

			71,383,259

	Freddie Mac—0.8%
552	0.141%, 2/1/11, FRN (i)	Aaa/AAA	551,785
174	0.327%, 3/9/11, FRN (i)	Aaa/AAA	174,336
127	0.381%, 4/1/11, FRN (i)	Aaa/AAA	127,228
32	7.00%, 8/15/23, CMO (k)	Aaa/AAA	34,466

			887,815

	Total U.S. Government Agency Securities (cost—$71,717,752)		72,271,074

ASSET-BACKED SECURITIES—11.0%
1,394	Aircraft Certificate Owner Trust, 6.455%, 9/20/22 (a)(d)	Ba3/BB+	1,157,034
720	Ameriquest Mortgage Securities, Inc., 5.856%, 2/25/33, FRN (f)	Ca/D	42,864
920	Conseco Financial Corp., 6.53%, 4/1/30, VRN	Ba3/NR	850,559
370	Denver Arena Trust, 6.94%, 11/15/19 (a)(d)	NR/NR	327,877
489	EMC Mortgage Loan Trust, 0.701%, 5/25/39, FRN (a)(d)	Aaa/NR	369,739
351	HSI Asset Securitization Corp Trust, 0.291%, 5/25/37, FRN	Ba3/AA	329,299
2,956	Loomis Sayles CBO, 0.512%, 10/26/20, FRN (a)(d)	Aa1/AAA	2,602,670
1,030	MASTR Asset Backed Securities Trust, 5.233%, 11/25/35	Ba2/AAA	909,224
678	Morgan Stanley ABS Capital I, 0.291%, 5/25/37, FRN	Baa2/BBB+	537,866
5,000	Origen Manufactured Housing, 7.65%, 3/15/32 (k)	B2/NR	4,781,194
192	Residential Asset Mortgage Products, Inc., 5.572%, 6/25/32, VRN	Aa3/BB	139,636
618	Washington Mutual Asset-Backed Certificates, 0.291%, 10/25/36, FRN	Ba3/CCC	428,083

	Total Asset-Backed Securities (cost—$12,115,790)		12,476,045

U.S. TREASURY BONDS & NOTES (i)—10.3%
	U.S. Treasury Bonds & Notes,
397	0.875%, 4/30/11		397,652
494	0.875%, 5/31/11		494,753
3,932	1.00%, 7/31/11		3,939,219
60	1.00%, 8/31/11		60,049
5,258	1.00%, 9/30/11 (e)(k)		5,258,210
1,513	1.00%, 10/31/11		1,512,112

	Total U.S. Treasury Bonds & Notes (cost—$11,687,724)		11,661,995

SENIOR LOANS (a)(c)—1.6%
Automotive Products—1.6%
	Ford Motor Corp., Term B,
112	3.24%, 12/15/13		103,861
1,821	3.29%, 12/15/13		1,691,955

	Total Senior Loans (cost—$1,932,717)		1,795,816

MUNICIPAL BONDS & NOTES—1.4%
West Virginia—1.4%
1,920	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A (cost—$1,805,892)	Baa3/BBB	1,536,019

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments
December 31, 2009 (unaudited)

Shares		Credit Rating (Moody’s/S&P)	Value*

COMMON STOCK—0.6%
Financial Services—0.6%
26,029	CIT Group, Inc. (j) (cost—$496,153)		$718,661

SHORT-TERM INVESTMENTS—10.8%

Principal Amount (000s)

Corporate Notes—2.9%
Financial Services—2.0%
	International Lease Finance Corp.,
$1,700	0.482%, 5/24/10, FRN	B1/BBB+	1,652,966
700	4.875%, 9/1/10	B1/BBB+	672,480

			2,325,446

Insurance—0.9%
1,000	Foundation Re II Ltd., 7.023%, 11/26/10, FRN (a)(b)(d)(l) (acquisition cost-$1,000,000; purchased 11/10/06)	NR/BB+	991,153

	Total Corporate Notes (cost—$3,335,146)		3,316,599

U.S. Treasury Bills (i)—1.1%
1,254	0.14%-0.26%, 2/25/10-3/25/10 (cost—$1,253,586)		1,253,598

U.S. Government Agency Securities—0.0%
1	Freddie Mac, 8.50%, 5/17/10, MBS (cost—$1,440)	Aaa/AAA	1,410

Repurchase Agreements—6.8%
7,200	JPMorgan Securities, Inc., dated 12/31/09, zero coupon, due 1/4/10, proceeds $7,200,000; collateralized by Fannie Mae, 2.15%, due 5/7/12, valued at $7,364,850 including accrued interest		7,200,000

557	State Street Bank & Trust Co., dated 12/31/09, zero coupon, due 1/4/10, proceeds $557,000; collateralized by U.S. Treasury Bills, zero coupon, due 1/14/10, valued at $570,000		557,000

	Total Repurchase Agreements (cost—$7,757,000)		7,757,000

	Total Short-Term Investments (cost—$12,347,172)		12,328,607

Contracts

OPTIONS PURCHASED (j)—0.1%
	Put Options—0.1%
	S+P 500 Index Futures (CBOE),
178	strike price $1,040, expires 1/15/10 (cost—$428,168)		124,600

	Total Investments before options written (cost—$255,410,589)—230.0%		261,101,093

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments
December 31, 2009 (unaudited)

Contracts		Value*

OPTIONS WRITTEN (j)—(1.0)%
	Call Options—(1.0)%
	S+P 500 Index Futures (CBOE),
178	strike price $1,095, expires 1/15/10 (premiums received—$1,016,982)	$(1,152,550)

	Total Investments net of options written (cost—$254,393,607)—229.0%	259,948,543
	Other liabilities in excess of other assets—(129.0%)	(146,411,871)

	Net Assets—100%	$113,536,672

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $39,547,697, representing 34.8% of net assets.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2009.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be settled/delivered after December 31, 2009.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $5,771,959, representing 5.1% of net assets.

(h)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated as collateral for futures contracts, options written and swaps.

(j)	Non-income producing.

(k)	All or partial amount segregated as collateral for reverse repurchase agreements.

(l)	Restricted. The aggregate acquisition cost of such securities is $3,000,000. The aggregate market value of $2,991,073 is approximately 2.6% of net assets.

Glossary:

ABS—Asset Backed Securities
CBOE—Chicago Board Options Exchange
CMO—Collateralized Mortgage Obligation
€—Euro
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2009.
¥—Japanese Yen
LIBOR—London Inter-Bank Offered Rate
MBIA—insured by Municipal Bond Investors Assurance
MBS—Mortgage-Backed Securities
NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2009.

Other Investments:

(A) Futures contracts outstanding at December 31, 2009:

	Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation

Long:	E-mini S&P 500 Index	545	$30,267	3/19/10	$198,173
	S&P 500 Index	101	28,045	3/18/10	103,062

					$301,235

The Fund pledged cash collateral of $16,000 for futures contracts.

(B) Transactions in options written for the nine months ended December 31, 2009:

	Contracts	Premiums

Options outstanding, March 31, 2009	155	$1,239,419
Options written	1,621	10,637,131
Options terminated in closing transactions	(1,598)	(10,859,568)

Options outstanding, December 31, 2009	178	$1,016,982

(C) Credit Default swap agreements:

Buy Protection swap agreements outstanding at December 31, 2009 (1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s) (4)	Credit Spread (3)*	Termination Date	Payments Paid by Fund	Market Value (5)	Upfront Premiums Paid/Received	Unrealized Appreciation

Citigroup:
CIFC	$1,000	†	10/20/20	(2.15)%	$460,961	—	$460,961
Goldman Sachs:
CIFC	478	†	10/20/20	(4.50)%	234,235	—	234,235
TELOS	1,500	16.84%	10/11/21	(5.00)%	700,852	—	700,852
JPMorgan Chase:
Indymac Home Equity Loan	1,379	12.50%	6/25/30	(0.45)%	613,766	—	613,766
Morgan Stanley:
Aegis Asset Backed Securities Trust	1,272	99.87%	6/25/34	(1.15)%	1,108,167	—	1,108,167

					$3,117,981	—	$3,117,981

Sell Protection swap agreements outstanding at December 31, 2009 (2):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000s) (4)	Credit Spread (3)*	Termination Date	Payments Received by Fund	Market Value (5)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)

Bank of America:
Long Beach Mortgage Loan Trust	$738	†	7/25/33	6.25%	$(699,373)	—	$(699,373)
SLM	5,000	3.75%	12/20/10	5.00%	69,026	$(437,500)	506,526
Barclays Bank:
Dow Jones CDX HY-8 Index 35-100%	2,407	0.37%	6/20/12	0.79%	25,417	—	25,417
RSHB Capital	4,900	1.72%	7/20/11	1.65%	32,093	—	32,093
Citigroup:
Dow Jones CDX HY-8 Index 35-100%	1,444	0.37%	6/20/12	0.63%	9,643	—	9,643
General Electric	2,100	1.59%	12/20/13	4.65%	241,346	—	241,346
SLM	2,000	4.98%	12/20/13	5.00%	5,172	(315,000)	320,172
Deutsche Bank:
American International Group	2,000	5.68%	3/20/13	2.10%	(199,104)	—	(199,104)
General Electric	1,300	1.59%	12/20/13	4.70%	151,832	—	151,832
SLM	1,200	4.98%	12/20/13	5.00%	3,103	(168,000)	171,103
Merrill Lynch & Co.:
ABX Home Equity Index 06-2	993	33.73%	5/25/46	0.11%	(541,190)	(178,655)	(362,535)
American Express	1,000	0.79%	12/20/13	4.40%	138,749	—	138,749
Dow Jones CDX HY-8 Index 35-100%	2,407	0.37%	6/20/12	0.91%	32,738	—	32,738
SLM	1,000	4.98%	12/20/13	5.00%	2,586	(140,000)	142,586
Morgan Stanley:
Indymac Home Equity Loan	1,379	12.50%	6/25/30	1.82%	(542,066)	—	(542,066)
Morgan Stanley Dean Witter	272	228.85%	8/25/32	3.23%	(262,479)	(5,112)	(257,367)
UBS:
Aegis Asset Backed Securities Trust	1,273	99.87%	6/25/34	1.50%	(1,103,737)	—	(1,103,737)

					$(2,636,244)	$(1,244,267)	$(1,391,977)

† Credit spread not quoted for asset-backed securities.

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at December 31, 2009:

			Rate Type			Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)

Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made by Fund	Payments Received by Fund	Market Value

Credit Suisse First Boston	$80,000	6/17/29	3-Month USD-LIBOR	4.60%	$1,686,036	$(360,000)	$2,046,036
Credit Suisse First Boston	80,000	12/16/29	4.00%	3-Month USD-LIBOR	4,864,094	8,160,000	(3,295,906)
Deutsche Bank	50,000	9/22/16	3-Month USD-LIBOR	3.30%	(32,268)	—	(32,268)
Deutsche Bank	50,000	12/16/16	4.00%	3-Month USD-LIBOR	954,623	568,000	386,623
Morgan Stanley	69,000	6/16/12	3-Month USD-LIBOR	3.00%	1,255,443	662,400	593,043
Royal Bank of Scotland	20,300	12/16/29	4.00%	3-Month USD-LIBOR	1,234,264	2,090,900	(856,636)

					$9,962,192	$11,121,300	$(1,159,108)

(E) Total return swap agreement outstanding at December 31, 2009:

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation

Receive	MSCI Daily Total Return EAFE	14,456	1-Month USD-LIBOR munis 0.24%	$53,507,294	11/30/10	Merrill Lynch & Co.	$770,926

(6) Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

EAFE—Europe and Australia, Far East Equity Index
LIBOR—London Inter-Bank Offered Rate
MSCI—Morgan Stanley Capital International

(F) Forward foreign currency contracts outstanding at December 31, 2009:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2009	Unrealized Appreciation

Sold:
371,000 British Pound settling 1/13/10	Citigroup	$617,033	$599,083	$17,950
3,645,000 Euro settling 1/8/10	HSBC Bank USA	5,500,305	5,229,643	270,662
109,934,000 Japanese Yen settling 1/25/10	BNP Paribas Bank	1,224,857	1,181,001	43,856

				$332,468

The Fund received $14,080,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Funds investment strategy.

(G) Open reverse repurchase agreements at December 31, 2009:

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended December 31, 2009 was $83,342,363 at a weighted average interest rate of 0.54%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at December 31, 2009 was $167,121,250.

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Bank of America	0.55%	12/3/09	1/5/10	$980,467	$979,988
	0.55%	12/11/09	1/11/10	1,844,401	1,843,725
	0.55%	12/14/09	1/12/10	3,477,115	3,476,000
	0.85%	12/3/09	1/5/10	769,328	768,748
	1.03%	12/3/09	1/6/10	7,479,842	7,473,000
	1.35%	12/2/09	1/5/10	1,683,081	1,681,000
Barclays Bank	0.19%	12/14/09	1/13/10	68,534,595	68,527,000
	0.25%	12/14/09	1/13/10	1,444,210	1,444,000
	0.65%	12/14/09	1/13/10	4,407,671	4,406,000
	0.65%	12/23/09	1/25/10	3,355,727	3,355,000
	1.20%	12/11/09	1/11/10	2,898,317	2,896,000
	1.35%	12/11/09	1/11/10	4,995,492	4,991,000
Credit Suisse First Boston	0.55%	12/14/09	1/12/10	3,201,027	3,200,000
Greenwich Capital	0.98%	12/23/09	1/26/10	2,784,910	2,784,000
	0.99%	12/3/09	1/5/10	1,450,279	1,449,000
	0.99%	12/4/09	1/7/10	1,649,398	1,648,000
	1.13%	12/23/09	1/26/10	637,240	637,000
	1.14%	12/3/09	1/5/10	1,257,276	1,256,000
	1.14%	12/4/09	1/7/10	3,173,098	3,170,000
JPMorgan Chase	0.85%	12/23/09	1/27/10	12,294,482	12,291,000
Morgan Stanley	0.55%	12/21/09	1/20/10	6,552,401	6,551,000
	0.85%	12/2/09	1/5/10	1,512,097	1,510,920
	0.85%	12/3/09	1/5/10	3,261,463	3,259,000
	0.90%	12/21/09	1/20/10	5,684,989	5,683,000

					$145,280,381

The Fund received $275,000 in principal value of U.S. Treasury Bills and $330,000 in cash as collateral for reverse repurchase agreements. Cash collateral received may be invested in accordance with the Fund’s investment strategy. Collateral received as securities cannot be pledged.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended December 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option-adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at December 31, 2009 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/09

Investments in Securities - Assets
Mortgaged-Backed Securities	—	$68,920,435	$5,771,959	$74,692,394
Corporate Bonds & Notes:
Airlines	—	1,050,000	4,129,623	5,179,623
All Other	—	68,316,259	—	68,316,259
U.S. Government Agency Securities	—	72,271,074	—	72,271,074
Asset-Backed Securities	—	11,319,011	1,157,034	12,476,045
U.S. Treasury Bonds and Notes	—	11,661,995	—	11,661,995
Senior Loans	—	1,795,816	—	1,795,816
Municipal Bonds & Notes	—	1,536,019	—	1,536,019
Common Stock	$718,661	—	—	718,661
Short-Term Investments	—	12,328,607	—	12,328,607
Options Purchased	124,600	—	—	124,600

Total Investments in Securities - Assets	$843,261	$249,199,216	$11,058,616	$261,101,093

Investments in Securities - Liabilities
Options Written, at value	$(1,152,550)	—	—	$(1,152,550)

Other Financial Instruments*	$301,235	$508,477	$1,161,813	$1,971,525

Total Investments	$(8,054)	$249,707,693	$12,220,429	$261,920,068

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended December 31, 2009, were as follows:

	Beginning Balance 3/31/09	Net Purchases(Sales) and Settlements	Accrued Discounts (Premiums)	Total Realized Gain(Loss)	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 12/31/09

Investments in Securities - Assets
Mortgaged-Backed Securities	$1,173,027	$4,019,625	$63,955	$(112)	$515,464	—	$5,771,959
Corporate Bonds & Notes:
Airlines	2,646,768	668,341	29,272	(87,399)	872,641	—	4,129,623
Asset-Backed Securities	—	(86,474)	(114)	(140)	(370,694)	$1,614,456	1,157,034

Total Investments in Securities - Assets	$3,819,795	$4,601,492	$93,113	$(87,651)	$1,017,411	$1,614,456	$11,058,616

Other Financial Instruments*	$2,679,330	—	—	—	$(1,059,638)	$(457,879)	$1,161,813

Total Investments	$6,499,125	$4,601,492	$93,113	$(87,651)	$(42,227)	$1,156,577	$12,220,429

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation on investments and other financial instruments, which the Fund held at December 31, 2009 was $649,298 and $(396,587), respectively.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Global StocksPLUS® & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 23, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 23, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date February 23, 2010